SHARE-BASED PAYMENTS - Deferred Share Units (Details) - Deferred share units	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments $ / shares
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	894,903	701,927
Awarded	82,081	192,976
Settled during the year	(152,507)
Outstanding, ending balance	824,477	894,903
Vested (in shares)	824,477	894,903
The weighted average price | $ / shares	$ 13.52	$ 5.13